UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21413

Name of Fund:  BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments


BlackRock Floating Rate Income Strategies Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)                                                     (in U.S. dollars)

                                              Face
Industry                                    Amount    Floating Rate Loan Interests**                                    Value
Aerospace & Defense - 3.7%         USD   1,950,267    Avio Holding SpA Term Loan, 4.25% - 13.625% due
                                                      9/25/2016                                                    $    1,921,013
                                         1,640,000    Avio Holding SpA Term Loan B, 7.695% due 9/25/2014                1,590,116
                                         1,640,000    Avio Holding SpA Term Loan C, 8.07% due 9/25/2015                 1,598,316
                                           117,021    Hawker Beechcraft Acquisition Co. LLC Letter of
                                                      Credit, 5.25% due 3/31/2014                                         111,792
                                         1,376,064    Hawker Beechcraft Acquisition Co. LLC Term Loan B,
                                                      6.819% - 7.198% due 3/31/2014                                     1,314,572
                                         2,208,760    IAP Worldwide Services, Inc. First Lien Term Loan,
                                                      9.50% due 12/20/2012                                              1,981,258
                                           400,000    Vought Aircraft Industries, Inc. Revolving Credit,
                                                      6.80% - 8.50% due 12/22/2010                                        389,667
                                         2,863,906    Vought Aircraft Industries, Inc. Term Loan, 7.34% due
                                                      12/22/2011                                                        2,789,923
                                           560,000    Vought Aircraft Industries, Inc. Tranche B Line of
                                                      Credit Deposit, 7.82% due 12/22/2010                                545,534
                                                                                                                   --------------
                                                                                                                       12,242,191

Airlines - 1.2%                          1,181,250    Delta Air Lines, Inc. First Lien Term Loan, 7.36% due
                                                      5/15/2012                                                         1,117,758
                                         2,000,000    US Airways Group, Inc. Term Loan B, 7.373% due 3/22/2014          1,863,334
                                           995,000    United Air Lines, Inc. Term Loan B, 6.688% - 7.125%
                                                      due 1/30/2014                                                       944,697
                                                                                                                   --------------
                                                                                                                        3,925,789

Auto Components - 1.1%                   2,543,571    Affinia Group, Inc. Term Loan B, 7.96% due 11/30/2011             2,441,829
                                           500,000    Delphi Automotive Systems Term Loan B, 8.25% due
                                                      12/31/2007                                                          497,750
                                           985,000    GPX International Tire Corp. Term Loan B, 8.35% - 9.75%
                                                      due 4/06/2012                                                       709,200
                                                                                                                   --------------
                                                                                                                        3,648,779

Beverages - 0.2%                   EUR     500,000    Culligan International Second Lien Term Loan, 8.842%
                                                      due 4/24/2013                                                       596,152

Building Products - 0.7%           USD   2,777,848    PGT Industries, Inc. First Lien Term Loan, 8.13% - 8.71%
                                                      due 2/14/2012                                                     2,444,506

Chemicals - 6.4%                           498,750    BOC Edwards Ltd. Term Loan B, 7.541% due 5/21/2014                  453,863
                                         1,310,000    Hercules, Inc. Term Loan B, 6.617% - 6.714% due 10/08/2010        1,290,350
                                         1,496,250    Huish Detergents, Inc. First Lien Term Loan, 7.20% - 7.32%
                                                      due 4/15/2014                                                     1,330,594
                                           997,500    ISP Chemco Term Loan B, 6.688% - 6.938% due 5/25/2014               943,136
                                           957,840    Invista Term Loan, 6.698% due 4/29/2011                             928,307
                                         2,087,617    Invista Term Loan B-1, 6.698% due 4/29/2011                       2,023,250
                                         4,490,117    Nalco Co. Tranche B Term Loan, 6.872% - 7.12% due 11/04/2010      4,397,198
                                             8,000    NuSil Technology Term Loan, 8.10% due 10/31/2013                      7,940
                                         1,950,000    Rockwood Specialties Group, Inc. Tranche D Term Loan, 6.46%
                                                      due 12/10/2012                                                    1,870,647
                                    GBP  3,000,000    Viridian Group Plc Term Loan, 8.234% - 9.430% due 12/21/2012      5,766,859
                                    USD  4,750,000    Wellman, Inc. Second Lien Term Loan, 11.661% due 2/10/2010        2,078,125
                                                                                                                   --------------
                                                                                                                       21,090,269

Commercial Services &                      978,218    American Reprographics Co. Term Loan, 6.503% - 6.879%
Supplies - 3.7%                                       due 6/18/2009                                                       958,654
                                           237,029    Aramark Corp. Letter of Credit, 5.36% due 1/30/2014                 226,007
                                         3,316,442    Aramark Corp. Term Loan B, 7.198% due 1/30/2014                   3,162,227
                                           746,250    Brickman Group, Inc. Term Loan, 7.143% - 7.34% due
                                                      1/30/2014                                                           701,475
                                           725,945    Camelbak Products LLC  First Lien Term Loan, 9.16% - 10.50%
                                                      due 8/04/2011                                                       686,018
                                           155,311    EnergySolutions Term Loan C, 7.66% due 6/07/2013                    150,652
                                           498,750    Jason, Inc. Term Loan B, 7.158% due 4/30/2010                       473,812
                                           912,733    John Maneely Co. Term Loan B, 8.499% - 8.619% due
                                                      12/15/2013                                                          813,963
                                           250,000    Kion GmbH Term Loan B, 7.493% due 3/15/2015                         239,077
                                           250,000    Kion GmbH Term Loan C, 7.743% due 3/15/2016                         240,327
                                           545,425    Metokote Corp. Second Lien Term Loan, 7.76% - 8.55% due
                                                      11/27/2011                                                          523,608
                                         1,492,500    RiskMetrics Group, Inc. Term Loan, 7.448% due 1/15/2014           1,455,188
                                           695,474    Waste Services, Inc. Term Loan D, 6.92% due 3/31/2011               676,348
                                         1,980,038    West Corp. Term Loan, 7.128% - 7.768% due 10/31/2013              1,885,986
                                                                                                                   --------------
                                                                                                                       12,193,342

Computers & Peripherals - 2.1%             418,690    Intergraph Corp. Term Loan, 7.506% due 5/15/2014                    403,512
                                           500,000    Intergraph Corp. Term Loan, 11.506% due 11/15/2014                  481,875
                                         3,690,972    Reynolds and Reynolds Co. First Lien Term Loan, 7.198%
                                                      due 10/31/2012                                                    3,566,402
                                         2,500,000    Reynolds and Reynolds Co. Second Lien Term Loan,
                                                      10.698% due 10/31/2013                                            2,443,750
                                                                                                                   --------------
                                                                                                                        6,895,539

Construction Materials - 1.0%            1,076,563    Headwaters, Inc. Term Loan B-1, 6.90% due 4/30/2011               1,048,109
                                         2,418,750    Nortek, Inc. Term Loan, 7.05% due 8/27/2011                       2,273,625
                                                                                                                   --------------
                                                                                                                        3,321,734

Containers & Packaging - 2.1%            1,488,664    Anchor Glass Container Corp. Term Loan B, 7.003% - 7.791%
                                                      due 5/03/2013                                                     1,444,004
                                         1,061,130    Berry Plastics Corp. Term Loan B, 11.97% due 6/15/2014              901,960
                                           750,000    Consolidated Container Co. LLC Second Lien Term Loan,
                                                      10.293% - 11.041% due 10/15/2014                                    532,500
                                         1,990,000    Graham Packaging Co. LP Term Loan B, 7.50% - 8%
                                                      due 4/15/2011                                                     1,904,804
                                         1,175,000    Intertape Polymer US, Inc. Term Loan B, 8.07% -  9.244%
                                                      due 7/28/2011                                                     1,160,312
                                           374,532    Smurfit-Stone Container Corp. Term Loan B, 7.188% - 7.625%
                                                      due 11/01/2011                                                      365,695
                                           614,492    Smurfit-Stone Container Corp. Term Loan C, 6.75% - 7.625%
                                                      due 11/01/2011                                                      599,994
                                                                                                                   --------------
                                                                                                                        6,909,269

Distributors - 1.0%                      1,878,139    Buhrmann USA, Inc. Term Loan C, 6.652% - 7.58%
                                                      due 12/23/2010                                                    1,835,881
                                         1,488,750    Keystone Automotive Operations, Inc. Term Loan B,
                                                      8.206% - 8.699% due 1/15/2012                                     1,349,801
                                                                                                                   --------------
                                                                                                                        3,185,682

Diversified Financial Services - 0.6%    2,000,000    J.G. Wentworth Manufacturing Term Loan B, 7.45%
                                                      due 4/15/2014                                                     1,865,000

Diversified Telecommunication            1,000,000    Alaska Communications Systems Holdings, Inc.
Services - 1.1%                                       Incremental Term Loan, 6.948% due 2/01/2012                         958,542
                                         2,172,500    Consolidated Communications, Inc. Term Loan D,
                                                      6.948% due 10/14/2011                                             2,134,481
                                           496,250    Kentucky Data Link, Inc. Term Loan B, 7.072% due
                                                      2/28/2015                                                           481,363
                                                                                                                   --------------
                                                                                                                        3,574,386

Electrical Equipment - 2.0%                990,000    Generac Power Systems, Inc. First Lien Term Loan,
                                                      9.25% due 11/15/2013                                                851,753
                                           750,000    Generac Power Systems, Inc. Second Lien Term Loan,
                                                      12.75% due 5/15/2014                                                533,750
                                         4,860,870    Sensus Metering Systems, Inc. Term Loan B-1,
                                                      7.04% - 7.495% due 12/17/2010                                     4,763,652
                                           315,815    Sensus Metering Systems, Inc. Term Loan B-2,
                                                      6.665% - 7.383% due 12/19/2010                                      309,499
                                                                                                                   --------------
                                                                                                                        6,458,654

Energy Equipment & Services - 0.4%          18,868    EnergySolutions Letter of Credit, 6.936% due 6/07/2013               18,302
                                           323,910    EnergySolutions Term Loan B, 7.66% due 6/07/2013                    314,192
                                           171,429    MEG Energy Corp. Delayed Draw Term Loan, 7.23%
                                                      due 4/02/2008                                                       164,857
                                           985,000    MEG Energy Corp. Term Loan B, 7.20% due 4/03/2013                   954,465
                                                                                                                   --------------
                                                                                                                        1,451,816

Food & Staples Retailing - 3.3%          1,481,535    Advantage Sales & Marketing Term Loan B,
                                                      6.67% - 7.20% due 4/15/2013                                       1,414,866
                                         1,000,000    Bolthouse Farms, Inc. Second Lien Term Loan,
                                                      10.698% due 12/01/2013                                              982,500
                                           992,500    DS Waters LP Term Loan B, 7.069% due 11/15/2012                     952,800
                                           256,292    Dole Food Co., Inc. Letter of Credit, 5.16% due
                                                      4/12/2013                                                           240,338
                                           568,007    Dole Food Co., Inc. Term Loan B, 6.938% - 9.25% due
                                                      4/12/2013                                                           532,648
                                         1,893,356    Dole Food Co., Inc. Term Loan C, 6.938% - 8.75% due
                                                      4/04/2013                                                         1,775,494
                                           483,937    Eight O'Clock Coffee Second Lien Term Loan, 8.125%
                                                      due 7/21/2012                                                       464,579
                                    EUR    500,000    Iglo Birds Eye Term Loan B, 5.791% due 10/27/2019                   715,539
                                           500,000    Iglo Birds Eye Term Loan C, 6.166% - 6.239% due
                                                      10/27/2015                                                          718,675
                                    USD    734,400    McJunkin Corp. Term Loan B, 7.448% due 1/30/2014                    725,220
                                           702,828    Pierre Foods, Inc. Term Loan B, 7.78% due 6/30/2010                 686,136
                                           489,495    Pierre Foods, Inc. Term Loan B, 7.78% due 6/30/2010                 477,869
                                           500,000    Sturm Foods, Inc. First Lien Term Loan, 11.063% due
                                                      1/30/2014                                                           447,500
                                           997,500    Sturm Foods, Inc. Second Lien Term Loan, 11.063% - 11.438%
                                                      due 6/30/2014                                                       862,838
                                                                                                                   --------------
                                                                                                                       10,997,002

Food Products - 0.5%                     1,763,713    Chiquita Brands International Term Loan C, 7.875%
                                                      due 6/28/2012                                                     1,706,026

Health Care Equipment &                  1,500,000    Biomet, Inc. Term Loan B, 8.203% due 12/28/2014                   1,479,204
Supplies - 0.7%                          1,000,000    ReAble Therapeutics Finance LLC Term Loan, 8.002%
                                                      due 5/14/2014                                                       986,875
                                                                                                                   --------------
                                                                                                                        2,466,079

Health Care Providers &                    486,773    CCS Medical First Lien Term Loan, 8.82% due 10/31/2012              472,169
Services - 2.3%                          2,000,000    DaVita, Inc. Term Loan B, 6.52% - 6.86% due 7/30/2012             1,919,090
                                           869,159    HCA, Inc. Term Loan B, 6.698% due 11/17/2012                        831,201
                                         1,990,000    Health Management Associates, Inc. Term Loan B,
                                                      6.503% - 6.948% due 1/15/2014                                     1,862,861
                                           499,851    LifePoint Hospitals, Inc. Term Loan B, 6.985% due
                                                      4/15/2012                                                           476,465
                                           734,741    Sterigenics International, Inc. Term Loan B, 7.76% - 7.95%
                                                      due 11/30/2013                                                      705,352
                                         1,500,000    Talecris Biotherapeutics, Inc. First Lien Term Loan,
                                                      9.08% due 11/13/2014                                              1,483,125
                                                                                                                   --------------
                                                                                                                        7,750,263

Hotels, Restaurants &                      318,182    Golden Nugget, Inc. Term Loan, 6.69% - 6.80% due
Leisure - 4.7%                                        5/30/2014                                                           301,477
                                           500,000    Golden Nugget, Inc. Term Loan Second Lien, 7.94% - 8.30%
                                                      due 11/30/2014                                                      463,750
                                           500,000    Green Valley Ranch Gaming LLC Term Loan, 8.791%
                                                      due 8/30/2014                                                       455,000
                                           496,250    Greenwood Racing, Inc. Term Loan, 7.01% due
                                                      11/15/2013                                                          471,438
                                         1,750,000    Hallmark Entertainment Second Lien Term Loan,
                                                      9.32% due 10/15/2014                                              1,697,500
                                         1,596,000    Las Vegas Sands LLC Term Loan B, 7.07% due
                                                      5/04/2014                                                         1,505,862
                                         1,210,189    Penn National Gaming, Inc. Term Loan B, 6.65% - 7.11%
                                                      due 10/03/2012                                                    1,194,494
                                           493,750    QCE LLC First Lien Term Loan, 7.610% - 7.611% due
                                                      5/05/2013                                                           465,907
                                           178,444    Travelport, Inc. Standby Letter of Credit, 7.448% due
                                                      8/31/2013                                                           169,203
                                           889,327    Travelport, Inc. Term Loan B, 7.448% due 8/31/2013                  843,272
                                         2,443,750    Trump Entertainment Resorts Holdings LP Delay Draw
                                                      Term Loan, 7.86% - 8.01% due 4/28/2012                            2,382,656
                                           945,000    Trump Entertainment Resorts Holdings LP Revolving
                                                      Credit, 7.83% - 9% due 5/01/2010                                    897,750
                                         2,443,750    Trump Entertainment Resorts Holdings LP Term Loan B-1,
                                                      7.90% - 9.75% due 5/01/2012                                       2,382,656
                                           750,000    Venetian Macau US Finance Co. LLC Delay Draw Term Loan,
                                                      7.61% - 8.10% due 5/25/2012                                         716,250
                                         1,500,000    Venetian Macau US Finance Co. LLC Term Loan B, 8.10%
                                                      due 5/25/2013                                                     1,432,500
                                                                                                                   --------------
                                                                                                                       15,379,715

Household Durables - 1.9%                1,117,766    American Achievement Corp. Term Loan B, 6.938% - 9%
                                                      due 3/22/2011                                                     1,089,821
                                         2,000,000    American Residential Services Second Lien Term Loan,
                                                      12% due 4/17/2015                                                 1,964,862
                                         3,268,092    Simmons Co. Tranche B Term Loan, 6.875% - 8.75%
                                                      due 12/19/2011                                                    3,110,815
                                                                                                                   --------------
                                                                                                                        6,165,498

Household Products - 0.5%                   80,548    Spectrum Brands, Inc. Letter of Credit, 4.466% due
                                                      4/15/2013                                                            77,688
                                         1,607,335    Spectrum Brands, Inc. Term Loan B-1, 8.665% - 9.249%
                                                      due 4/15/2013                                                     1,550,275
                                                                                                                   --------------
                                                                                                                        1,627,963

IT Services - 1.8%                       2,047,974    Activant Solutions Term Loan B, 6.938% - 7.50% due
                                                      5/02/2013                                                         1,919,976
                                         1,000,000    Audio Visual Services Corp. Second Lien Term Loan,
                                                      10.67% due 9/15/2014                                                955,000
                                         1,500,000    Audio Visual Services Corp. Term Loan B, 7.42% due
                                                      3/15/2014                                                         1,438,125
                                           750,000    First Data Corp. Term Loan B, 7.96% due 9/24/2014                   709,594
                                           644,479    RedPrairie Corp. Term Loan, 8.50% - 10.25% due 7/31/2012            628,367
                                           300,000    RedPrairie Corp. Term Loan, 11.394% due 1/31/2013                   288,000
                                                                                                                   --------------
                                                                                                                        5,939,062

Independent Power Producers &            1,571,429    The AES Corp. Term Loan, 7% - 7.25% due 4/30/2008                 1,547,857
Energy Traders - 3.8%                    4,902,199    Calpine Corp. Term Loan B, 10.35% due 12/31/2007 (f)              5,073,776
                                           555,881    Calpine Generating Company LLC Second Lien Term Loan,
                                                      11.07% due 3/11/2010                                                575,336
                                         4,000,000    TXU Corp. Term Loan 3, 8.396% due 10/10/2014                      3,930,908
                                         1,500,000    TXU Corp. Term Loan B 2, 8.396% due 10/14/2029                    1,471,875
                                                                                                                   --------------
                                                                                                                       12,599,752

Industrial Conglomerates - 0.9%          1,000,000    Sequa Corp. Term Loan B, 9.75% due 11/21/2014                       964,167
                                           375,000    Trimas Corp. Letter of Credit, 8.07% due 8/02/2013                  367,500
                                         1,608,750    Trimas Corp. Term Loan B, 7.098% - 7.234% due 8/02/2013           1,576,575
                                                                                                                   --------------
                                                                                                                        2,908,242

Information Technology - 1.3%            4,500,000    SunGard Data Systems, Inc. Term Loan B, 6.898% due
                                                      2/11/2013                                                         4,335,471

Insurance - 0.1%                           500,000    Alliant Insurance Services Term Loan B, 7.72% - 8.50% due
                                                      10/23/2014                                                          478,750

Internet Software & Services - 0.6%      1,948,052    Billing Services Group LLC First Lien Term Loan,
                                                      8.313% - 8.375% due 5/05/2012                                     1,919,664

Leisure - 0.1%                             333,055    Fender Musical Instruments Corp. Term Loan B, 7.65%
                                                      due 5/25/2014                                                       304,745

Leisure Equipment & Products - 1.2%      3,940,000    24 Hour Fitness Term Loan B, 7.86% - 7.88% due
                                                      6/08/2012                                                         3,802,100

Machinery - 4.3%                           995,000    Harrington Holdings, Inc. Term Loan, 7.448% due
                                                      1/15/2014                                                           957,688
                                         2,779,412    Invensys Plc Term Loan, 7.244% due 1/15/2011                      2,751,618
                                         2,470,588    Invensys Plc Term Loan A, 7.356% due 12/15/2010                   2,408,824
                                         1,481,250    NACCO Materials Handling Group Term Loan B,
                                                      7.28% - 7.36% due 3/21/2013                                       1,418,296
                                         1,333,333    Navistar International Transportation Corp. Revolving
                                                      Credit, 4.974% - 8.234% due 6/30/2012                             1,290,000
                                         3,666,667    Navistar International Transportation Corp. Term Loan,
                                                      8.234% due 6/30/2012                                              3,547,500
                                         1,975,000    OshKosh Truck Corp. Term Loan B, 7.45% due
                                                      11/30/2013                                                        1,903,631
                                                                                                                   --------------
                                                                                                                       14,277,557

Media - 27.1%                            2,000,000    Affinion Group, Inc. Term Loan, 11.66% due 3/01/2012              1,900,000
                                         1,637,625    Alix Partners Term Loan B, 7.25% due 10/30/2013                   1,596,684
                                         1,500,000    Bresnan Telecommunications Term Loan B, 7.18% due
                                                      9/29/2013                                                         1,427,501
                                           500,000    Catalina Marketing Group Term Loan, 8.231% due
                                                      10/01/2014                                                          484,688
                                         2,000,000    Cequel Communications LLC Second Lien Term Loan,
                                                      9.411% due 5/04/2014                                              1,877,500
                                         1,645,650    Cequel Communications LLC Term Loan B, 6.66% - 9.50%
                                                      due 11/05/2013                                                    1,536,812
                                        14,000,000    Charter Communications, Inc. Term Loan B, 6.99% due
                                                      4/30/2014                                                        13,028,078
                                           997,500    Clarke American  Corp. Term Loan B, 7.698% due
                                                      3/12/2013                                                           910,717
                                           973,460    ClientLogic Holding Corp. Term Loan B, 7.253% - 7.698%
                                                      due 1/30/2014                                                       878,548
                                         1,969,773    DirectTV Holdings LLC Tranche B Term Loan,
                                                      6.253% due 4/13/2013                                              1,943,784
                                           498,750    Discovery Communications Term Loan B, 7.198% due
                                                      5/15/2013                                                           482,790
                                           966,578    EMMIS Communications Term Loan B, 7.198% due
                                                      10/31/2013                                                          908,986
                                           591,667    GateHouse Media Operating, Inc. Delay Draw Term
                                                      Loan, 7.25% - 7.51% due 9/15/2014                                   524,893
                                         2,000,000    GateHouse Media Operating, Inc. Term Loan B, 7.51%
                                                      due 9/15/2014                                                     1,774,286
                                           348,799    Gray Communications Systems, Inc. First Lien Delay
                                                      Draw Term Loan, 5.82% - 6.85% due 9/18/2014                         328,161
                                           650,000    Gray Communications Systems, Inc. Term Loan B,
                                                      6.85% due 9/18/2014                                                 611,541
                                             1,201    Gray Communications Systems, Inc. Term Loan D,
                                                      6.82% due 9/18/2014                                                   1,130
                                           980,012    HIT Entertainment Ltd. First Lien Term Loan, 7.34%
                                                      due 8/31/2012                                                       931,011
                                         1,492,500    Hanley-Wood LLC Term Loan B, 7.474% - 7.59% due
                                                      3/07/2014                                                         1,156,688
                                         7,940,000    Idearc, Inc. Term Loan B, 7.20% due 11/15/2014                    7,592,625
                                         5,000,000    Insight Midwest Holdings LLC Delay Draw Term Loan,
                                                      7% due 4/03/2014                                                  4,825,000
                                         6,826,050    Intelsat Corp. Term Loan B, 6.706% due 1/03/2014                  6,645,644
                                         2,932,875    Intelsat Ltd. Term Loan B, 6.706% due 6/27/2013                   2,863,219
                                           748,125    Knology, Inc. Term Loan B, 7.59% - 7.61% due 3/15/2012              714,459
                                         1,237,500    MediMedia International Term Loan B, 7.18% - 7.63%
                                                      due 11/15/2013                                                    1,188,000
                                         1,512,500    Mediacom Broadband Group Tranche A Term Loan,
                                                      6.36% - 7.02% due 3/31/2010                                       1,431,203
                                         3,136,300    Mediacom LLC Term Loan C, 6.61% due 1/31/2015                     2,938,042
                                         4,363,924    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
                                                      8.61% due 4/30/2011                                               4,048,530
                                           357,000    Multicultural Radio Broadcasting Inc. Term Loan,
                                                      8.47% due 12/15/2012                                                349,860
                                         1,000,000    National Cinemedia LLC Term Loan B, 7.46% due
                                                      2/28/2015                                                           944,219
                                           323,453    NextMedia Group, Inc. Delay Draw Term Loan,
                                                      7.122% due 11/15/2012                                               300,811
                                           431,025    NextMedia Group, Inc. First Lien Term Loan, 7.045%
                                                      due 11/15/2012                                                      400,854
                                         1,750,000    NextMedia Group, Inc. Second Lien Term Loan, 9.82%
                                                      due 11/15/2013                                                    1,636,250
                                         5,940,009    Nielsen Finance LLC Term Loan B, 6.665% - 7.36%
                                                      due 8/09/2013                                                     5,625,681
                                   EUR     500,000    PagesJaunes Group Term Loan, 9% due 1/11/2017                       693,682
                                         1,000,000    PagesJaunes Group Term Loan B, 7% due 1/11/2015                   1,405,043
                                           500,000    PagesJaunes Group Term Loan C, 7.50% due 1/11/2016                  706,179
                                   USD   3,250,000    Paxson Communications Corp. First Lien Term Loan,
                                                      8.493% due 11/15/2012                                             3,120,000
                                         1,000,000    Penton Media Term Loan, 9.984% due 2/15/2014                        880,000
                                   EUR     432,414    ProSiebenSat.1 Media AG Term Loan B, 7.075% due 6/30/2015           576,720
                                           432,414    ProSiebenSat.1 Media AG Term Loan B, 7.325% due 6/30/2016           562,487
                                   USD   1,419,987    Riverdeep Group Ltd. Term Loan B, 7.948% due
                                                      12/21/2013                                                        1,407,267
                                         1,061,070    San Juan Cable Term Loan B, 11.97% due 3/15/2013                    997,406
                                         1,500,000    Thomson Learning Inc. Term Loan, 7.95% due
                                                      6/30/2014                                                         1,422,708
                                         2,657,719    Univision Communications, Inc. Delay Draw Term
                                                      Loan, 7.003% - 7.21% due 9/30/2014                                2,434,026
                                         1,500,000    Univision Communications, Inc. First Lien Term Loan,
                                                      7.253% due 3/31/2016                                              1,468,126
                                                                                                                   --------------
                                                                                                                       89,481,839

Multi-Utilities - 3.2%                   1,831,174    Coleto Creek Letter of Credit, 7.948% due 7/31/2013               1,748,770
                                           127,389    Coleto Creek Term Loan B, 5.26% due 7/31/2013                       121,656
                                         1,000,000    Energy Transfer Equity LP Term Loan B, 6.648% due
                                                      11/01/2012                                                          970,000
                                           375,000    KGen Partners Letter of Credit, 7% due 2/15/2014                    356,250
                                           620,313    KGen Partners Term Loan B, 7% due 2/15/2014                         589,297
                                           500,000    NE Energy Second Lien Term Loan, 4.50% due
                                                      10/31/2014                                                          457,500
                                         1,642,211    Riverside Energy Center Term Loan, 9.21% due 6/24/2011            1,631,262
                                           133,966    Rocky Mountain Energy Center LLC Credit Linked
                                                      Deposit, 5.22% due 6/24/2011                                        133,073
                                         1,008,546    Rocky Mountain Energy Center LLC Term Loan,
                                                      9.21% due 6/24/2011                                               1,001,822
                                         1,411,229    Wolf Hollow I LP First Lien Term Loan, 7.61% due
                                                      6/22/2012                                                         1,305,387
                                         1,200,000    Wolf Hollow I LP Letter of Credit, 7.143% due 6/22/2012           1,110,000
                                           300,000    Wolf Hollow I LP Revolving Credit, 6.902% - 7.386%
                                                      due 6/22/2012                                                       276,000
                                         1,000,000    Wolf Hollow I LP Second Lien Term Loan, 9.864% d
                                                      ue 12/22/2012                                                       950,000
                                                                                                                   --------------
                                                                                                                       10,651,017

Oil, Gas & Consumable                      447,500    Big West Oil & Gas Term Loan B, 7.448% due 5/15/2014                429,600
Fuels - 2.3%                               486,486    Coffeyville Resources LLC Letter of Credit, 5.131% due
                                                      12/21/2013                                                          472,804
                                         1,586,601    Coffeyville Resources LLC Term Loan B, 8.481% - 10.50%
                                                      due 12/21/2013                                                    1,541,978
                                           987,425    Helix Energy Solutions Term Loan B, 6.652% - 7.36%
                                                      due 7/01/2013                                                       958,296
                                           997,500    Petroleum Geo-Services ASA Term Loan B, 6.95% due
                                                      6/30/2015                                                           966,744
                                         1,600,000    SandRidge Energy, Inc. Term Loan B, 8.985% due
                                                      3/01/2014                                                         1,592,000
                                           250,000    Western Refining Co. LP Delay Draw Term Loan,
                                                      6.569% due 3/15/2014                                                239,793
                                         1,602,500    Western Refining Co. LP Term Loan B, 6.569% due
                                                      3/15/2014                                                         1,537,065
                                                                                                                   --------------
                                                                                                                        7,738,280

Paper & Forest Products - 2.1%             982,500    Georgia-Pacific Corp. First Lien Term Loan B,
                                                      6.948% - 7.474% due 2/14/2013                                       931,884
                                         1,972,738    SP Newsprint Co. Tranche B-1 Credit Linked Deposit,
                                                      4.753% due 1/09/2010                                              1,913,556
                                         4,130,000    Verso Paper Holdings LLC Term Loan B, 11.161% due
                                                      2/01/2013                                                         3,938,988
                                                                                                                   --------------
                                                                                                                        6,784,428

Pharmaceuticals - 0.9%             EUR   1,000,000    Pharmaceutical Technologies & Services (PTS) Term
                                                      Loan, 6.414% due 4/15/2014                                        1,404,433
                                   USD   1,496,250    Pharmaceutical Technologies & Services (PTS) Term
                                                      Loan, 7.075% due 4/15/2014                                        1,420,502
                                                                                                                   --------------
                                                                                                                        2,824,935

Real Estate Management &                   985,000    Mattamy Group Term Loan B, 7.813% due 4/11/2013                     920,975
Development - 0.8%                       1,995,000    Realogy Corp. Term Loan B, 8.24% due 9/22/2014                    1,737,645
                                                                                                                   --------------
                                                                                                                        2,658,620

Retail - 0.4%                            1,234,177    Neiman Marcus Group, Inc. Term Loan, 7.448% due
                                                      4/06/2013                                                         1,185,119

Road & Rail - 0.8%                       1,000,000    Rail America, Inc. Term Loan, 7.12% due 10/15/2008                  977,500
                                         2,093,023    Swift Transportation Co., Inc. Term Loan B, 7.938%
                                                      due 5/15/2014                                                     1,771,876
                                                                                                                   --------------
                                                                                                                        2,749,376

Semiconductors & Semiconductor           1,978,750    Marvell Technology Group Term Loan B, 7.698% due
Equipment - 0.6%                                      11/15/2009                                                        1,919,388

Specialty Retail - 0.6%                  1,496,250    ADESA, Inc. Term Loan B, 7.45% due 10/30/2013                     1,412,620
                                           746,250    Claire's Stores Term Loan B, 7.948% due 5/24/2014                   654,602
                                                                                                                   --------------
                                                                                                                        2,067,222

Telecommunications - 0.1%                  406,417    NG Wireless Term Loan, 7.879% due 7/31/2014                         400,321

Textiles, Apparel & Luxury                 746,250    David's Bridal, Inc. Term Loan B, 6.899% due 1/30/2014              678,155
Goods - 0.3%                               495,912    Renfro Corp. Term Loan B, 8.31% - 8.61% due 9/30/2013               471,117
                                                                                                                   --------------
                                                                                                                        1,149,272

Trading Companies &                        360,446    United Rentals, Inc. Term Loan, 6.658% due 2/14/2011                350,309
Distributors - 0.2%                        151,620    United Rentals, Inc. Tranche B Credit Linked Deposit,
                                                      5.32% due 2/14/2011                                                 147,356
                                                                                                                   --------------
                                                                                                                          497,665

Wireless Telecommunication                 931,470    Centennial Cellular Operating Co. Term Loan,
Services - 1.3%                                       7.198% - 7.541% due 2/09/2011                                       903,526
                                         2,487,500    Crown Castle Operating Co. Term Loan, 6.84% - 7.298%
                                                      due 3/15/2014                                                     2,360,460
                                           997,500    IPC Systems First Lien Term Loan, 7.448% due
                                                      5/25/2014                                                           882,789
                                                                                                                   --------------
                                                                                                                        4,146,775

                                                      Total Floating Rate Loan Interests
                                                      (Cost - $333,484,050) - 96.0%                                   316,715,254



                                                      Corporate Bonds
Auto Components - 0.3%                   1,000,000    The Goodyear Tire & Rubber Co., 8.663% due
                                                      12/01/2009 (a)                                                    1,005,000

Biotechnology - 0.3%                     1,000,000    Angiotech Pharmaceuticals, Inc., 8.874% due
                                                      12/01/2013 (a)                                                      950,000

Building Products - 2.0%                 2,000,000    CPG International I, Inc., 12.13% due 7/01/2012 (a)               1,950,000
                                         3,000,000    CPG International I, Inc., 10.50% due 7/01/2013                   2,880,000
                                         2,500,000    Masonite International Corp., 11% due 4/06/2015                   1,993,750
                                                                                                                   --------------
                                                                                                                        6,823,750

Capital Markets - 2.0%                   5,000,000    E*Trade Financial Corp., 12.50% due 11/27/2017                    4,857,143
                                         1,168,000    Marsico Parent Co., LLC, 10.625% due 1/15/2016                    1,168,000
                                           400,000    Marsico Parent Holdco, LLC, 12.50% due 7/15/2016 (b)(g)             400,000
                                           267,000    Marsico Parent Superholdco, LLC, 14.50% due
                                                      1/15/2018 (b)(g)                                                    251,754
                                                                                                                   --------------
                                                                                                                        6,676,897

Chemicals - 1.3%                         2,011,000    GEO Specialty Chemicals, Inc., 13.85%
                                                      due 12/31/2009 (a)(b)(c)                                          1,659,075
                                         1,500,000    Hexion U.S. Finance Corp., 9.369% due 11/15/2014 (a)              1,530,000
                                         1,040,000    NOVA Chemicals Corp., 7.863% due 11/15/2013 (a)                     998,400
                                                                                                                   --------------
                                                                                                                        4,187,475

Commercial Services &                    3,375,000    Allied Waste North America, Inc. Series B, 7.375% due
Supplies - 1.5%                                       4/15/2014                                                         3,383,438
                                           175,000    Quebecor World Capital Corp., 8.75% due 3/15/2016 (b)               131,688
                                         1,600,000    US Investigations Services, Inc., 10.50% due
                                                      11/01/2015 (b)                                                    1,488,000
                                                                                                                   --------------
                                                                                                                        5,003,126

Communications Equipment - 0.2%            600,000    Dycom Industries, Inc., 8.125% due 10/15/2015                       598,500

Containers & Packaging - 2.2%            1,450,000    Berry Plastics Holding Corp., 8.866% due 9/15/2014 (a)            1,392,000
                                         4,000,000    Clondalkin Acquisition BV, 6.991% due 12/15/2013 (a)(b)           3,780,000
                                         2,350,000    Packaging Dynamics Finance Corp., 10%
                                                      due 5/01/2016 (b)                                                 2,138,500
                                                                                                                   --------------
                                                                                                                        7,310,500

Diversified Financial Services - 0.2%      750,000    Ford Motor Credit Co. LLC, 9.693% due 4/15/2012 (a)                 742,535

Diversified Telecommunication            1,450,000    Qwest Corp., 8.241% due 6/15/2013 (a)                             1,489,875
Services - 0.5%

Electric Utilities - 0.7%                2,375,000    Edison Mission Energy, 7.50% due 6/15/2013                        2,375,000

Electronic Equipment &                   2,390,000    NXP BV, 7.993% due 10/15/2013 (a)                                 2,258,550
Instruments - 0.7%

Energy Equipment & Services - 0.9%       3,000,000    Ocean RIG ASA, 9.24% due 4/04/2011 (a)                            2,955,000

Food & Staples Retailing - 0.2%            250,000    AmeriQual Group LLC, 9.50% due 4/01/2012 (b)                        195,000
                                           480,000    Rite Aid Corp., 9.375% due 12/15/2015 (b)                           415,200
                                                                                                                   --------------
                                                                                                                          610,200

Health Care Equipment &                  8,000,000    ReAble Therapeutics Finance LLC, 10.875% due
Supplies - 2.3%                                       11/15/2014 (b)                                                    7,700,000

Health Care Providers &                  2,000,000    Tenet Healthcare Corp., 6.50% due 6/01/2012                       1,760,000
Services - 0.8%                            575,000    US Oncology, Inc., 9% due 8/15/2012                                 566,375
                                           460,000    Universal Hospital Services, Inc., 8.288% due
                                                      6/01/2015 (a)(b)                                                    453,100
                                                                                                                   --------------
                                                                                                                        2,779,475

Hotels, Restaurants & Leisure - 1.9%     5,000,000    American Real Estate Partners LP, 7.125% due
                                                      2/15/2013 (b)                                                     4,675,000
                                           175,000    Galaxy Entertainment Finance Co. Ltd., 9.829% due
                                                      12/15/2010 (a)(b)                                                   179,375
                                         1,565,000    Little Traverse Bay Bands of Odawa Indians, 10.25%
                                                      due 2/15/2014 (b)                                                 1,580,650
                                                                                                                   --------------
                                                                                                                        6,435,025

Household Durables - 0.1%                  240,000    The Yankee Candle Company, Inc., 9.75% due 2/15/2017                221,400

IT Services - 0.6%                       1,900,000    SunGard Data Systems, Inc., 10.25% due 8/15/2015                  1,957,000

Independent Power Producers &            2,000,000    Calpine Corp., 9.875% due 12/01/2011 (b)(f)                       2,075,000
Energy Traders - 2.2%                    3,000,000    NRG Energy, Inc., 7.25% due 2/01/2014                             2,932,500
                                         2,300,000    Texas Competitive Electric Holdings Co. LLC, 10.25%
                                                      due 11/01/2015 (b)                                                2,213,750
                                                                                                                   --------------
                                                                                                                        7,221,250

Machinery - 1.1%                           250,000    Ahern Rentals, Inc., 9.25% due 8/15/2013                            213,750
                                         1,346,000    Invensys Plc, 9.875% due 3/15/2011 (b)                            1,416,662
                                         2,000,000    Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (b)              1,860,000
                                                                                                                   --------------
                                                                                                                        3,490,412

Media - 4.7%                             2,000,000    CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                 1,960,000
                                         2,000,000    Cablevision Systems Corp. Series B, 9.644% due
                                                      4/01/2009 (a)                                                     2,030,000
                                           575,000    Cablevision Systems Corp. Series B, 8% due 4/15/2012                547,688
                                         5,055,000    Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (a)                   5,061,319
                                           375,000    NTL Cable Plc, 8.75% due 4/15/2014                                  373,125
                                         4,000,000    Nielsen Finance LLC, 10% due 8/01/2014                            4,070,000
                                           300,000    Quebecor Media, Inc., 7.75% due 3/15/2016                           279,750
                                         1,330,000    Windstream Regatta Holdings, Inc., 11% due
                                                      12/01/2017 (b)                                                    1,343,300
                                                                                                                   --------------
                                                                                                                       15,665,182

Metals & Mining - 2.8%                   3,000,000    CSN Islands VIII Corp., 9.75% due 12/16/2013 (b)                  3,375,000
                                           265,000    FMG Finance Pty Ltd., 9.124% due 9/01/2011 (a)(b)                   272,288
                                         3,120,000    Freeport-McMoRan Copper & Gold, Inc., 8.394% due
                                                      4/01/2015 (a)                                                     3,174,600
                                           700,000    Novelis, Inc., 7.25% due 2/15/2015                                  652,750
                                         1,680,000    Ryerson, Inc., 12.574% due 11/01/2014 (a)(b)                      1,617,000
                                                                                                                   --------------
                                                                                                                        9,091,638

Paper & Forest Products - 2.1%           2,650,000    Abitibi-Consolidated, Inc., 8.491% due 6/15/2011 (a)              2,096,813
                                           700,000    Ainsworth Lumber Co. Ltd., 8.948% due 10/01/2010 (a)                490,000
                                           625,000    Domtar Corp., 7.125% due 8/15/2015                                  603,125
                                           925,000    NewPage Corp., 11.161% due 5/01/2012 (a)                            971,250
                                         3,000,000    Verso Paper Holdings LLC Series B, 8.661% due
                                                      8/01/2014 (a)                                                     2,940,000
                                                                                                                   --------------
                                                                                                                        7,101,188

Real Estate Management &                 4,000,000    Realogy Corp., 11% due 4/15/2014 (b)(g)                           2,790,000
Development - 0.8%

Road & Rail - 0.5%                       1,000,000    Atlantic Express Transportation Corp., 12.455% due
                                                      4/15/2012 (a)                                                       840,000
                                         1,350,000    St. Acquisition Corp., 12.619% due 5/15/2015 (a)(b)                 715,500
                                                                                                                   --------------
                                                                                                                        1,555,500

Semiconductors & Semiconductor           4,500,000    Avago Technologies Finance Pte. Ltd., 10.624% due
Equipment - 2.5%                                      6/01/2013 (a)                                                     4,573,125
                                         1,250,000    Freescale Semiconductor, Inc., 8.866% due 12/15/2014 (a)          1,115,625
                                         2,870,000    Spansion, Inc., 8.249% due 6/01/2013 (a)(b)                       2,611,700
                                                                                                                   --------------
                                                                                                                        8,300,450

Specialty Retail - 0.3%                    250,000    Autonation, Inc., 7.243% due 4/15/2013 (a)                          235,000
                                           700,000    General Nutrition Centers, Inc., 10.009% due
                                                      3/15/2014 (a)(g)                                                    665,000
                                                                                                                   --------------
                                                                                                                          900,000

Wireless Telecommunication                 370,000    Cricket Communications, Inc., 9.375% due 11/01/2014                 344,100
Services - 0.3%                            378,000    Digicel Group Ltd., 9.125% due 1/15/2015 (b)(g)                     338,310
                                           200,000    MetroPCS Wireless, Inc., 9.25% due 11/01/2014                       189,500
                                                                                                                   --------------
                                                                                                                          871,910

                                                      Total Corporate Bonds
                                                      (Cost - $125,107,068) - 36.0%                                   119,066,838



                                            Shares
                                              Held    Common Stocks
Capital Markets - 0.3%                     242,021    E*Trade Financial Corp. (e)                                       1,113,297

Chemicals - 0.0%                            13,117    GEO Specialty Chemicals, Inc. (e)                                    13,117

Electrical Equipment - 0.3%                 71,654    Medis Technologies Ltd. (e)                                         915,022

Energy Equipment & Services - 1.3%         119,185    Trico Marine Services, Inc. (e)                                   4,215,573

Paper & Forest Products - 0.0%              84,448    Western Forest Products, Inc. (e)                                   118,233

                                                      Total Common Stocks  (Cost - $4,322,548) - 1.9%                   6,375,242



                                                      Preferred Stocks
Capital Markets - 0.0%                          78    Marsico Parent Superholdco, LLC, 16.75% (b)                          73,543

                                                      Total Preferred Stocks  (Cost - $73,543) - 0.0%                      73,543



                                         Number of
                                         Contracts    Options Purchased
Call Options - 0.0%                             20    Marsico Parent Superholdco, LLC expiring December 2019 at $1,000 (b) 19,556

                                                      Total Options Purchased (Cost - $19,556) - 0.0%                      19,556



                                                      Warrants (d)
Electric Utilities - 0.0%                    4,558    Reliant Resources (expires 10/25/2008)                               86,602

                                                      Total Warrants (Cost - $0) - 0.0%                                    86,602



                                                      Rights
Household Durables - 0.0%                    7,165    Medis Tech Rights (j)                                                     0

                                                      Total Rights (Cost - $0) - 0.0%                                           0



                                        Beneficial
                                          Interest    Short-Term Securities
                                   USD   7,784,395    BlackRock Liquidity Series, LLC
                                                      Cash Sweep Series, 4.75% (h)(i)                                   7,784,395

                                                      Total Short-Term Securities
                                                      (Cost - $7,784,395) - 2.4%                                        7,784,395

                                                      Total Investments  (Cost - $470,791,161*) - 136.3%              450,121,430
                                                      Liabilities in Excess of Other Assets - (36.3%)               (119,823,895)
                                                                                                                   --------------
                                                      Net Assets - 100.0%                                          $  330,297,535
                                                                                                                   ==============

  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $         470,894,644
                                              =====================
    Gross unrealized appreciation             $           4,488,647
    Gross unrealized depreciation                      (25,261,861)
                                              ---------------------
    Net unrealized depreciation               $        (20,773,214)
                                               ====================

 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(a) Floating rate security.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Convertible security.

(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Non-income producing security.

(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(h) Represents the current yield as of November 30, 2007.

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                      $  7,784,395        $  29,485


(j) The rights may be exercised until January 7, 2008.


  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of November 30, 2007 were as follows:

    Foreign Currency                    Settlement            Unrealized
    Sold                                   Date              Depreciation

    EUR   6,542,000                    January 2008           $   (310,169)
    GBP   1,801,000                    January 2008                (41,912)
                                                              -------------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts (USD Commitment - $12,924,099)         $   (352,081)
                                                              =============

  o Swaps outstanding as of November 30, 2007 were as follows:

                                              Notional          Unrealized
                                               Amount          Depreciation

    Sold credit default protection on
    Ford Motor Company and receive 3.80%

    Broker, UBS Warburg
    Expires March 2010                      $10,000,000       $   (371,620)


  o Currency Abbreviations:
    EUR   Euro
    GBP   British Pound
    USD  U.S. Dollar


Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Floating Rate Income Strategies Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Floating Rate Income Strategies Fund, Inc.


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Floating Rate Income Strategies Fund, Inc.


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Floating Rate Income Strategies Fund, Inc.


Date: January 16, 2008